Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Gross GEO Production (# of ounces)(4)
					TSR ($)(3)	Peer Group TSR ($)(3)
2025	$5,230,084	$3,945,175	$2,273,253	$1,880,997	$190.8	$290.2	$471,576	303,900
2024	4,184,508	1,554,758	1,714,725	1,053,369	111.9	114.8	332,480	305,896
2023	4,282,057	4,422,977	1,690,815	1,705,218	101.4	103.6	239,440	315,714
2022	3,060,540	3,540,577	1,340,295	1,519,307	93.3	97.7	238,982	340,559
2021 Stub	3,148,212	2,698,385	1,253,741	1,098,874	86.0	104.9	138,339	189,905
2021	3,042,284	2,498,478	1,403,420	1,160,025	92.7	110.7	302,532	316,272

Company Selected Measure Name			Gross GEO Production
Named Executive Officers, Footnote	Mr. Heissenbuttel served as principal executive officer (“PEO”) in each year listed. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal Years	Non-PEO NEOs
2024-2025	Daniel Breeze, Paul Libner, Martin Raffield, and Randy Shefman
2023	Daniel Breeze, Mark Isto, Paul Libner, Martin Raffield, and Randy Shefman
2021-2022	Daniel Breeze, Mark Isto, Paul Libner, and Randy Shefman

Peer Group Issuers, Footnote			The amounts represent the value at the end of each period of an initial fixed investment of $100 made on June 30, 2020. The peer group consists of the PHLX Gold and Silver Index.
PEO Total Compensation Amount	$ 3,148,212	$ 3,042,284	$ 5,230,084	$ 4,184,508	$ 4,282,057	$ 3,060,540
PEO Actually Paid Compensation Amount	2,698,385	2,498,478	$ 3,945,175	1,554,758	4,422,977	3,540,577
Adjustment To PEO Compensation, Footnote	The following table sets forth adjustments to the total compensation reported in the Summary Compensation Table (“SCT”) to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) for 2025. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2025.

Adjustments	PEO	Non-PEO NEO Average
SCT Total	$5,230,084	$2,273,253
Minus: Grant date fair value of equity awards granted during 2025 that remained outstanding at 12/31/2025	(2,759,437)	(1,052,955)
Plus: Fair value at 12/31/2025 of equity awards granted during 2025 that remained outstanding at 12/31/2025	3,336,685	1,273,141
Minus: Change in fair value measured from 12/31/2024 to 12/31/2025 for awards granted before 2025 and that remained outstanding at 12/31/2025	(1,539,398)	(512,465)
Minus: Change in fair value at vesting date versus 12/31/2024 for awards granted before 2025 that vested during 2025	(322,759)	(99,977)
SEC CAP	3,945,175	1,880,997

Non-PEO NEO Average Total Compensation Amount	1,253,741	1,403,420	$ 2,273,253	1,714,725	1,690,815	1,340,295
Non-PEO NEO Average Compensation Actually Paid Amount	1,098,874	1,160,025	$ 1,880,997	1,053,369	1,705,218	1,519,307
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth adjustments to the total compensation reported in the Summary Compensation Table (“SCT”) to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) for 2025. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2025.

Adjustments	PEO	Non-PEO NEO Average
SCT Total	$5,230,084	$2,273,253
Minus: Grant date fair value of equity awards granted during 2025 that remained outstanding at 12/31/2025	(2,759,437)	(1,052,955)
Plus: Fair value at 12/31/2025 of equity awards granted during 2025 that remained outstanding at 12/31/2025	3,336,685	1,273,141
Minus: Change in fair value measured from 12/31/2024 to 12/31/2025 for awards granted before 2025 and that remained outstanding at 12/31/2025	(1,539,398)	(512,465)
Minus: Change in fair value at vesting date versus 12/31/2024 for awards granted before 2025 that vested during 2025	(322,759)	(99,977)
SEC CAP	3,945,175	1,880,997

Compensation Actually Paid vs. Total Shareholder Return	The following charts illustrate the relationship from 2021 through 2025 of SEC CAP to our PEO and average SEC CAP to our other NEOs to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the PHLX Gold and Silver Index, based on an initial fixed investment of  $100 made on July 1, 2020, (ii) our GAAP net income, and (iii) our Gross GEO Production.
SEC CAP vs. Cumulative TSR

¢	PEO CAP ($M) - William Heissenbuttel	RGLD TSR
¢	Average NEO CAP ($M)	PHLX Gold and Silver Index TSR

Compensation Actually Paid vs. Net Income	SEC CAP vs. Net Income

¢	PEO CAP ($M) - William Heissenbuttel	¢	Average NEO CAP ($M)
Net Income ($M)

Compensation Actually Paid vs. Company Selected Measure	SEC CAP vs. Gross GEO Production

¢	PEO CAP ($M) - William Heissenbuttel	¢	Average NEO CAP ($M)
Gross GEO Production

Total Shareholder Return Vs Peer Group	The following charts illustrate the relationship from 2021 through 2025 of SEC CAP to our PEO and average SEC CAP to our other NEOs to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the PHLX Gold and Silver Index, based on an initial fixed investment of  $100 made on July 1, 2020, (ii) our GAAP net income, and (iii) our Gross GEO Production.
SEC CAP vs. Cumulative TSR

¢	PEO CAP ($M) - William Heissenbuttel	RGLD TSR
¢	Average NEO CAP ($M)	PHLX Gold and Silver Index TSR

Tabular List, Table

Most Important Financial Performance Measures for 2025
Adjusted Cash G&A Expense
Gross GEO Production
Relative TSR

Total Shareholder Return Amount	86.0	92.7	$ 190.8	111.9	101.4	93.3
Peer Group Total Shareholder Return Amount	104.9	110.7	290.2	114.8	103.6	97.7
Net Income (Loss)	$ 138,339	$ 302,532	$ 471,576	$ 332,480	$ 239,440	$ 238,982
Company Selected Measure Amount	189,905	316,272	303,900	305,896	315,714	340,559
PEO Name			(1)Mr. Heissenbuttel
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Cash G&A Expense
Non-GAAP Measure Description	Gross GEO Production, which is a non-GAAP financial measure, is gross gold equivalent ounces of production or “GEOs” calculated for 2025 by dividing our revenues for each metal (with metals other than silver and copper included with gold revenues) by the budgeted metal prices of $2,550 for gold and metals other than silver and copper, $30 for silver, and $4 for copper, and converting silver and copper amounts to gold equivalent amounts using conversion factors based on the budgeted prices. Gross GEO Production differs from the GEO Production that we report in our earnings releases because the GEO Production reported in our earnings releases uses the average LBMA metal prices instead of budgeted metal prices.

Measure:: 2
Pay vs Performance Disclosure
Name			Gross GEO Production
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TS
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,759,437)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,336,685
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,539,398)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(322,759)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,052,955)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,273,141
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(512,465)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (99,977)